Note 10 - Deposits (Details) - Components of Interest-bearing Deposits - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Components of Interest-bearing Deposits [Abstract]
Interest-Bearing Demand	$ 412,959,430	$ 363,501,727
Savings	64,976,174	59,215,257
Time, $100,000 and Over	202,800,899	210,502,901
Other Time	196,931,462	217,743,826
	$ 877,667,965	$ 850,963,711